Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Aug. 04, 2021
Ultranav Business Support ApS [Member]
Related Party Transaction [Line Items]
Monthly fee for services		$ 17,597
Naviera Ultranav Limitada [Member] | Navigator Holdings Ltd. [Member]
Related Party Transaction [Line Items]
Shareholder percentage	28.40%